CERTARCA

NYSE REGULATION

14025288

April 23, 2014

Chief, Information Technology
Division of Corporate Compliance
100 F Street, NE MS 3040
Washington, DC 20549

Re: iShares Trust
CIK: 0001100663
SEC File No.: 001-15897
Form Type: 8-A12B
Filing Date: 4/21/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

iShares Yield Optimized Bond ETF

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5614. Your assistance is greatly appreciated.

Sincerely,

Ben Sawyer

Ben Sawyer
Issuer Oversight
NYSE Regulation, Inc.